Convertible Preferred Shares	6 Months Ended
Jun. 30, 2024
Convertible Preferred Shares [Abstract]
Convertible Preferred Shares
19.
CONVERTIBLE PREFERRED SHARES

From 2016 through 2020, the Company issued convertible Series A1, Series A2, Series B and Series C preferred shares (the “Preferred Shares”) to several independent investors. The details of such issuances and the key terms of the Preferred Shares are presented in the Group’s consolidated financial statements for the years ended December 31, 2021 and 2022. Following the Business Combination on March 29, 2023, none of those Series A1, Series A2, Series B and Series C preferred shares remain outstanding as these were all converted into ordinary shares.

In connection with the Business Combination on March 29, 2023, 2,135,000 shares of Apollomics Series A Preferred Shares were issued to Maxpro Investment Co., Ltd. in the PIPE Financing. On May 18, 2023, the Series A preferred shareholders converted these preferred shares into common shares at a 1.25 exchange ratio, resulting in the issuance of 2,668,750 shares of Apollomics Class A Ordinary Shares. Refer to Note 5 – Business Combination for further information.

As of December 31, 2023 and June 30, 2024, the Company has no preferred shares outstanding.

The Company accounted for the Preferred Shares as financial liabilities at FVTPL, per IAS standards. The fair value change of the Preferred Shares is charged/credited to fair value change of Preferred Shares in profit or loss except for the portion attributable to credit risk change which shall be charged/credited to other comprehensive income, if any. The fair value change recognized in profit or loss includes interest paid, if any, on the financial liabilities. The management of the Company considered that there is insignificant credit risk change on the financial liabilities that drives the fair value change of the Preferred Shares during the six months ended June 30, 2023.

The movement of the Preferred Shares for the six months ended June 30, 2023 is as follows:

(In thousands)	Preferred shares
As of December 31, 2022	$511,861
Change in fair value	76,424
Conversion of convertible preferred shares into post-closing ordinary shares	(588,285)
As of June 30, 2023	$—